Reclamation and Closure Cost Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Reclamation Obligation [Abstract]
Disclosure of Detailed Information about Reclamation Obligation

	USA	Mexico	Brazil	Canada	Total
Balance – December 31, 2021	$28,474	$31,903	$36,206	$2,565	$99,148
Accretion	699	2,869	1,967	83	5,618
Disposals	—	332	—	—	332
Change in estimates	(1,442)	(5,200)	(4,298)	3,451	(7,489)
Reclamation expenditures	—	(442)	(1,809)	—	(2,251)
Foreign exchange loss (gain)	—	1,931	1,809	(259)	3,481
Foreign currency translation	—	—	—	(123)	(123)
Balance – December 31, 2022	27,731	31,393	33,875	5,717	98,716
Accretion	1,002	2,993	2,041	228	6,264
Change in estimates	3,725	(9,687)	6,979	22,168	23,185
Reclamation expenditures	—	(435)	(1,021)	(64)	(1,520)
Foreign exchange loss	—	4,312	3,239	33	7,584
Foreign currency translation	—	—	—	751	751
Balance – December 31, 2023	$32,458	$28,576	$45,113	$28,833	$134,980

At December 31				2023	2022
Classified and presented as:
Current(1)				$14,897	$3,202
Non-current				120,083	95,514
Total reclamation and closure cost provisions				$134,980	$98,716
(1)    Included in other current liabilities.